Trade and Other Receivables (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	£ 88,086	£ 60,474
Prepayments	6,150	6,779
Accrued income	15,790	8,694
Research and development tax credit	3,400	3,688
Other receivables	4,877	2,979
Total trade and other receivables	118,303	82,614
Accrued income from companies acquired	£ 2,400	£ 600
Bottom of range
Disclosure of Trade and Other Receivables [Line Items]
Payment term	30 days
Top of range
Disclosure of Trade and Other Receivables [Line Items]
Payment term	90 days